Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Mar. 31, 2024	Jun. 30, 2019	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting period		4 years
Share based compensation by share based award expiration period		10 years
Share based compensation by share based award equity instruments other than options unvested and outstanding unrecognized compensation	$ 2,000		$ 2,000		$ 2,400
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	2 years 4 months 24 days				2 years 7 months 6 days
Granted, Number of Shares					441,615
Aggregate intrinsic value of options exercised			4		$ 172
Proceeds from the exercise of stock options			$ 4	$ 1	$ 121	$ 4
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award equity instruments other than options non vested	21,565		21,565		35,494	312,826
2019 Equity Incentive Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of common shares that may be issued under the plan		1,991,264
Options Granted, Weighted-average grant-date fair value			$ 1.34		$ 2.16	$ 1.57
Granted, Number of Shares			0
Aggregate intrinsic value of options exercised			$ 3,828	411	$ 171,915	$ 1,458
Proceeds from the exercise of stock options			$ 4,420	$ 0	$ 111,770	$ 4,105
2019 Equity Incentive Plan [Member] | Incentive And Non Statutory Stock Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award purchase price of common stock percent		100.00%
2019 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award equity instruments other than options non vested	21,565		21,565		35,494
Share based compensation by share based award equity instruments other than options equity repurchase liability current	$ 100		$ 100		$ 100